10-Q Property and Equipment, net (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,829,045		$ 1,829,045		$ 1,659,366	$ 591,490
Less accumulated depreciation and amortization	(316,843)		(316,843)		(237,073)	(92,028)
Property and equipment, net	1,512,202		1,512,202		1,422,293	499,462
Depreciation and amortization	40,460	$ 41,533	80,816	$ 87,908	179,843	85,250
Computer
Property, Plant and Equipment [Line Items]
Total property and equipment	12,321		12,321		12,321	14,953
Office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	300,250		300,250		281,250	0
Machinery
Property, Plant and Equipment [Line Items]
Total property and equipment	562,106		562,106		523,050	50,910
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	105,614		105,614		105,614	132,575
Property and equipment, net					0
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 848,754		$ 848,754		$ 737,131	$ 393,052